Schedule of Reconciliation of Current Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income (loss) before income taxes	$ (52,713,569)	$ (6,681,589)	$ 1,816,484
Effective tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (14,232,664)	$ (1,804,029)	$ 490,451
Change in statutory, foreign tax, foreign exchange rates, and other	3,177,821	(109,080)	(199,665)
Permanent differences	999,092	2,628,742	1,335,113
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	122,462	381,147	249,576
Change in unrecognized deductible temporary differences	6,440,621	1,350,273	(15,149)
Total	$ (3,492,668)	$ 2,447,053	$ 1,860,326